Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies [Line Items]
Commercial property, estimated useful life	40 years
Options vesting period	5 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Original maturity period of short-term investments	90 days